Note 19 - Segment Information	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
19.	SEGMENT INFORMATION

The Company and its subsidiaries operate in a single segment; the design, manufacture and sale of semi-conductor products and services for commercial applications. The Company’s operating and reporting segment reflects the management reporting structure of the organization and the manner in which the chief operating decision maker regularly assesses information for decision making purposes, including the allocation of resources. A summary of the Company's operations is below:

OPEL, ODIS and PTS
OPEL, ODIS and PTS are the developers of the POET platform semiconductor process IP for monolithic fabrication of integrated circuit devices containing both electronic and optical elements on a single die.

BB Photonics
BB Photonics develops photonic integrated components for the datacom and telecom markets utilizing embedded dielectric technology that enables the low-cost integration of active and passive devices into photonic integrated circuits.

On a consolidated basis, the Company operates geographically in Singapore, the United States and Canada. Geographical information is as follows:

	2019

As of December 31,	Singapore	US	Canada	Consolidated
Current assets	$86,849	$22,523	$20,150,022	$20,259,394
Property and equipment	3,055,906	87,154	-	3,143,060
Patents and licenses	-	452,384	-	452,384
Right of use asset	222,517	-	-	222,517
Total Assets	$3,365,272	$562,061	$20,150,022	$24,077,355

Year Ended December 31,	Singapore	US	Canada	Consolidate
Selling, marketing and administration	$217,416	$5,126,260	$1,353,711	$6,697,387
Research and development	218,900	107,161	1,757,754	2,083,815
Impairment of long lived assets	-	-	1,764,459	1,764,459
Interest expense	4,705	-	815,206	819,911
Amortization of debt issuance costs	-	-	372,340	372,340
Other income including interest income	-	-	(10,540)	(10,540)
Income taxes	-	(292,740)	-	(292,740)
Net loss from continuing operations, net of taxes	(441,021)	(4,940,681)	(4,288,471)	(11,434,632)
Income from discontinued operations, net of taxes	5,481,757	-	-	5,481,757
Net income (loss)	$5,040,736	$(4,940,681)	$(4,288,471)	$(5,952,875)

	2018

As of December 31,	Singapore	US	Canada	Consolidated
Current assets	$4,283,008	$302,405	$2,302,851	$6,888,264
Property and equipment	9,136,694	162,819	-	9,299,513
Patents and licenses	18,464	448,250	-	466,714
Goodwill and intangible assets	6,718,953	1,764,459	-	8,483,412
Total Assets	$20,157,119	$2,677,933	$2,302,851	$25,137,903

Year Ended December 31,	Singapore	US	Canada	Consolidated
Selling, marketing and administration	$-	$5,169,619	$1,004,256	$6,173,875
Research and development	-	1,715,154	547,322	2,262,476
Other income including interest	-	-	(14,234)	(14,234)
Net loss from continuing operations	-	(6,884,773)	(1,537,344)	(8,422,117)
Loss from discontinued operations, net of taxes	(7,900,662)	-	-	(7,900,662)
Net loss	$(7,900,662)	$(6,884,773)	$(1,537,344)	$(16,322,779)

	2017

As of December 31,	Singapore	US	Canada	Consolidated
Current assets	$3,190,298	$4,621,318	$139,096	$7,950,712
Property and equipment	8,018,900	259,270	-	8,278,170
Patents and licenses	18,816	437,434	-	456,250
Goodwill and intangible assets	6,756,181	1,764,459	-	8,520,640
Total Assets	$17,984,195	$7,082,481	$139,096	$25,205,772

The Year Ended December 31,	Singapore	US	Canada	Consolidated
Selling, marketing and administration	$-	$4,837,859	$1,049,850	$5,887,709
Research and development	-	1,719,734	319,687	2,039,421
Other income including interest	-	-	(18,279)	(18,279)
Net loss from continuing operations	-	(6,557,593)	(1,351,258)	(7,908,851)
Loss from discontinued operations, net of taxes	(4,888,946)	-	-	(4,888,946)
Net loss	$(4,888,946)	$(6,557,593)	$(1,351,258)	$(12,797,797)